CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 8,475,343	$ 8,245,268	$ 8,024,403
Cost of sales	(7,757,622)	(7,551,098)	(7,424,525)
Gross profit	717,721	694,170	599,878
Selling, marketing, general and administrative expenses	(474,058)	(473,903)	(436,192)
Gain on disposal of businesses	76,417	0	192
Impairment and asset write-downs of property, plant and equipment	(5,480)	(2,217)	(397)
Net gain on sale of assets	(2,648)	(54,108)	(11,784)
Operating income	280,564	272,158	175,265
Other income, net	20,595	4,799	10,600
Interest income	10,745	10,083	6,407
Interest expense	(72,264)	(81,113)	(56,371)
Income from continuing operations before income taxes and equity earnings	239,640	205,927	135,901
Income tax (expense) benefit	(75,649)	(43,591)	25,603
Equity method earnings	8,308	15,191	6,726
Income from continuing operations	172,299	177,527	168,230
Loss from discontinued operations, net of income taxes	(28,880)	(21,818)	(56,447)
Net income	143,419	155,709	111,783
Less: Net income attributable to noncontrolling interests	17,906	31,646	25,287
Net income attributable to Dole plc	$ 125,513	$ 124,063	$ 86,496
Income (Loss) from Continuing Operations, Per Basic Share	$ 1.63	$ 1.54	$ 1.51
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	(0.31)	(0.23)	(0.60)
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	1.32	1.31	0.91
Income (Loss) from Continuing Operations, Per Diluted Share	1.62	1.53	1.51
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	(0.30)	(0.23)	(0.60)
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 1.32	$ 1.30	$ 0.91
Weighted average shares outstanding - basic (in shares)	94,967	94,917	94,886
Weighted average shares outstanding - diluted (in shares)	95,471	95,118	94,914
Goodwill, Impairment Loss	$ (36,684)	$ 0	$ 0